Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income taxes
Domestic (UK)	$ 0	$ 0	$ 0
Foreign	0	0	0
Deferred income taxes
Domestic (UK)	0	0	0
Foreign	$ 0	$ 0	$ 0